TAXATION, Provisions for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for Income Taxes [Abstract]
Current income tax (benefits) /expenses	$ 3,672	$ 11,825	$ (8,244)
Deferred income tax (benefits) / expenses	(6,115)	(6,140)	3,844
Total	$ (2,443)	$ 5,685	$ (4,400)